Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 10, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Long-Term Incentive Awards
We do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public
information and we do not schedule the disclosure of material, non-public
information based on the timing of granting equity awards. We have not adopted a formal policy that dictates the timing of equity award grants. We generally expect to grant broad-based equity awards in the first quarter of each year. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of the Company’s common stock on the date of grant. During 2025, we granted stock options as replacement awards for legacy Incentive Units at the time of the pricing of the IPO, on December 10, 2025. These stock options have an initial exercise price of $18.50 per share, the IPO price.
As required by Item 402(x) of Regulation
S-K,
we are providing the following table to disclose stock option grants that were made to our named executive officers during the period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Name	Grant Date (1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior
to the disclosure of material non-public

information and the trading day
beginning immediately following the
disclosure of material
non-public

information

Caitlin Zulla	12/10/2025	833,333	$18.50	$9,022,219 (2)	0%
	12/10/2025	833,333	$18.50	—	0%
Tony Martin	12/10/2025	388,888	$18.50	$4,210,361 (2)	0%
	12/10/2025	388,888	$18.50	—	0%
Julie Szeker	12/10/2025	63,887	$18.50	$ 663,466 (2)	0%
	12/10/2025	63,887	$18.50	—	0%

(1)
As noted above, during 2025, we granted stock options as replacement awards for legacy Incentive Units at the time of the pricing of the IPO, on December 10, 2025. On December 12, 2025, we issued a Current Report on Form
8-K
disclosing, among other items, the closing of the IPO. The stock options have an initial exercise price of $18.50 per share, the IPO price.

(2)
This amount represents the incremental fair value recognized with respect to the issuance of stock options in exchange for legacy performance-based option awards, as further described in footnote 4 to the 2025 Summary Compensation Table. Because there was no incremental fair value associated with the issuance of time-based option awards in exchange for legacy time-based option awards, there is no grant date fair value recognized as of the date of exchange of these awards.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-public
information and we do not schedule the disclosure of material, non-public
	information based on the timing of granting equity awards.
MNPI Disclosure Timed for Compensation Value	false
Caitlin Zulla [Member]
Awards Close in Time to MNPI Disclosures
Name		Caitlin Zulla
Caitlin Zulla [Member] | Performance Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		833,333
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 9,022,219
Underlying Security Market Price Change		0
Caitlin Zulla [Member] | Time Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		833,333
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0
Tony Martin [Member]
Awards Close in Time to MNPI Disclosures
Name		Tony Martin
Tony Martin [Member] | Performance Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		388,888
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 4,210,361
Underlying Security Market Price Change		0
Tony Martin [Member] | Time Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		388,888
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0
Julie Szeker [Member]
Awards Close in Time to MNPI Disclosures
Name		Julie Szeker
Julie Szeker [Member] | Performance Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		63,887
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 663,466
Underlying Security Market Price Change		0
Julie Szeker [Member] | Time Based Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		63,887
Exercise Price | $ / shares		$ 18.5
Fair Value as of Grant Date | $		$ 0
Underlying Security Market Price Change		0